Fair value of financial instruments	12 Months Ended
Dec. 31, 2017
Fair value of financial instruments
Fair value of financial instruments

Note 4. Fair value of financial instruments

The Company records financial assets and liabilities at fair value. The carrying amounts of certain financial assets and liabilities including cash and cash equivalents, accounts receivable, other current assets, accounts payable, accrued liabilities and deferred revenue, approximated their fair value due to their short maturities. The remaining financial instruments were reported on the Company’s consolidated balance sheets at amounts that approximate current fair values based on market based assumptions and inputs.

As a basis for categorizing inputs, the Company uses a three tier fair value hierarchy, which prioritizes the inputs used to measure fair value from market based assumptions to entity specific assumptions as follows:

Level 1:Unadjusted quoted prices for identical assets in an active market.

Level 2:Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full-term of the asset.

Level 3:Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

The following table presents the hierarchy for the Company’s financial instruments measured at fair value on a recurring basis for the indicated dates:

	Fair Value as of December 31, 2017
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash and cash equivalents	$31,969	$—	$—	$31,969
Short-term investments	—	18,448	—	18,448
Earnout liability	—	—	170	170
Derivative liability (see Note 11)	—	—	1,660	1,660

	$31,969	$18,448	$1,830	$52,247

	Fair Value as of December 31, 2016
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash and cash equivalents	$17,917	$6,435	$—	$24,352
Short-term investments	—	15,430	—	15,430
Earnout liability	—	—	232	232

	$17,917	$21,865	$232	$40,014

The Company’s Level 1 assets included bank deposits, certificates of deposit and actively traded money market funds with a maturity of 90 days or less at December 31, 2017 and 2016. Asset values were considered to approximate fair value due to their short-term nature.

The Company’s Level 2 assets included commercial paper and corporate bonds with maturities of less than one year that are not actively traded which were classified as available for sale securities. The estimated fair values of these securities were determined by third parties using valuation techniques that incorporate standard observable inputs and assumptions such as quoted prices for similar assets, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids/offers and other pertinent reference data. The Company’s cash and cash equivalents and short-term investments had quoted prices at December 31, 2017 and 2016 as shown below:

	December 31, 2017
	Amortized Cost	Unrealized Loss	Market Value
	(in thousands)
Bank deposits and money market funds	$31,969	$—	$31,969
Financial and corporate debt securities	18,454	(6)	18,448

	$50,423	$(6)	$50,417

	December 31, 2016
	Amortized Cost	Unrealized Loss	Market Value
	(in thousands)
Bank deposits and money market funds	$17,917	$—	$17,917
Financial and corporate debt securities	21,866	(1)	21,865

	$39,783	$(1)	$39,782

The Company’s Level 3 liability included the fair value of the earnout liability at December 31, 2017 and 2016 and the fair value of the Deerfield derivative liability at December 31, 2017.

The fair value of the earnout liability was determined after taking into consideration valuations using the Monte Carlo method based on assumptions at December 31, 2016 and revised at December 31, 2017. These revisions were primarily due to an updated revenue forecast for the Company’s generic Tussionex and the use of a directly-calculated revenue volatility of 42% based on data for potential comparable publicly-traded companies in the generic drug manufacturing space including the Company, whereas previously an unlevered equity volatility of 50% had been selected. Significant changes to these assumptions would result in increases/decreases to the fair value of the earnout liability. The methodologies and significant inputs used in the determination of the fair value of the earnout liability were as follows:

	Initial Valuation Earnout Liability	December 31, 2015 Earnout Liability	December 31, 2016 Earnout Liability	December 31, 2017 Earnout Liability
Date of Valuation	8/28/2014	12/31/2015	12/31/2016	12/31/2017
Valuation Method	Monte Carlo	Monte Carlo	Monte Carlo	Monte Carlo
Volatility (annual)	50%	50%	50%	42%
Risk-free rate (annual)	.03% - 3.56%	.56% - 3.31%	.74% - 3.42%	1.62% - 2.88%
Time period from valuation until end of earnout	.1708 - 9.8417	.5 - 9.5	.5 - 9.5	.5 - 9.5
Earnout Target 1 (thousands)	$13,700	$13,700	$13,700	$13,700
Earnout Target 2 (thousands)	$18,200	$18,200	$18,200	$18,200
Discount rate	8.03% - 10.51%	8.11% - 10.86%	12.02% - 14.70%	14.72% - 15.98%

Fair value of liability at valuation date (thousands)	$589	$214	$232	$170

The fair value of the derivative liability was determined after taking into consideration valuations using the Monte Carlo method based on assumptions at June 1, 2017 and December 31, 2017. The methodologies and significant inputs used in the determination of the fair value of the debt derivative liability were as follows:

	Derivative Liability	Initial Valuation Derivative Liability
Date of Valuation	12/31/2017	6/1/2017
Valuation Method	Monte Carlo	Monte Carlo
Volatility (annual)	N/A	76.4%
Time period from valuation until maturity of debt (yrs.)	4.360	4.943
Cumulative probability of a change in control prepayment implied by model	27%	28%
Cumulative probability of other accelerated prepayments implied by model	17%	17%
Discount rate	16.20%	15.87%

Fair value of liability at valuation date (thousands)	$1,660	$2,107

Significant changes to these assumptions in the preceding valuation tables would result in increases/decreases to the fair value of the earnout liability and derivative liability.

Changes in Level 3 liabilities measured at fair value for the periods indicated were as follows:

Level 3 Liabilities
(in thousands)
Balance at December 31, 2015	$214

Change in fair value	18

Balance at December 31, 2016	232

Addition of Deerfield derivative liability	2,107
Change in fair value	(509)

Balance at December 31, 2017	$1,830